THE ADVISORS' INNER CIRCLE FUND

                      USFS Limited Duration Government Fund

                       Supplement Dated November 30, 2009
                    To The Prospectus Dated November 30, 2009

This supplement provides new and additional information beyond that contained in the prospectus and should be read in conjunction with the prospectus.

Shares of the USFS Limited Duration Government Fund are currently not available for purchase.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




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